Consolidated condensed cash flows statements - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Consolidated condensed cash flows statements [Abstract]
Loss for the period	$ (5,973)	$ (9,842)
Financial expense and non-monetary adjustments	171,121	182,751
Loss for the period adjusted by non-monetary items	165,148	172,909
Changes in working capital	(93,263)	(19,048)
Net interest and income tax paid	(30,179)	(16,546)
Net cash provided by operating activities	41,706	137,315
Acquisitions of subsidiaries and entities under the equity method	(2,496)	(39,009)
Investments in operating concessional assets	(7,630)	(2,907)
Investments in assets under development or construction	(7,019)	(3,601)
Distributions from entities under the equity method	12,401	31,870
Net (investment)/divestment in other non-current financial assets	5,613	697
Net cash provided by/(used in) investing activities	869	(12,950)
Proceeds from project debt	213,884	0
Proceeds from corporate debt	65,078	47,593
Repayment of project debt	(244,427)	(43,882)
Repayment of corporate debt	(18,971)	(8,171)
Dividends paid to Company's shareholders	(51,688)	(49,674)
Dividends paid to non-controlling interests	(6,011)	(6,221)
Capital increase	0	51,553
Net cash used in financing activities	(42,135)	(8,802)
Net increase in cash and cash equivalents	440	115,563
Cash and cash equivalents at the beginning of the period	600,990	622,689
Translation differences in cash and cash equivalents	1,426	749
Cash and cash equivalents at the end of the period	$ 602,856	$ 739,001